Asset Retirement Obligation (ARO Roll Forward) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance, January 1	$ 172	$ 170
Additions	25	2
Additions due to acquisition	0	0
Liabilities settled	(2)	(3)
Asset Retirement Obligation, Accretion Expense	6	6
Asset Retirement Obligation, Accretion Expense Deferred To Regulatory Asset	0	0
Asset Retirement Obligation, Revision of Estimate	(1)	1
ForeignCurrencyTranslationGainLoss	5	(4)
Balance, December 31	$ 205	$ 172